CNV General Ruling N 62914 Storage of documentation (Tables)	12 Months Ended
Jun. 30, 2023
CNV General Ruling N 62914 Storage of documentation
Summary of non sensitive and old information to the following providers
Documentation storage provider	Home location
Bank S.A.	Gral. Rivas 401, Avellaneda, Prov. de Buenos Aires
Ruta Panamericana Km 37,5, Garín, Prov. de Buenos Aires
Av. Fleming 2190, Munro, Prov. de Buenos Aires
Carlos Pellegrini 1401, Avellaneda, Prov. de Buenos Aires
Iron Mountain Argentina S.A.	Av. Amancio Alcorta 2482, C.A.B.A.
Pedro de Mendoza 2143, C.A.B.A.
Saraza 6135, C.A.B.A.
Azara 1245, C.A.B.A.
Polígono industrial Spegazzini, Autopista Ezeiza Km 45, Cañuelas, Prov. de Buenos Aires
Cañada de Gomez 3825, C.A.B.A